CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 916,276	$ 199,826
Short-term investments	951,963	513,772
Accounts receivable, net of allowances for doubtful accounts of $16,307 and $11,054, respectively (include due from related parties of $38,663 and $7,684 as of December 31, 2013 and 2012, respectively)	193,381	135,251
Prepaid expenses and other current assets	57,182	36,498
Total current assets	2,118,802	885,347
Property and equipment, net	80,920	76,640
Long-term investments, net	526,587	466,875
Intangible assets, net	10,846	681
Goodwill	47,343	15,159
Other assets	113,345	38,204
Total assets	2,897,843	1,482,906
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $131,110 and $96,327 as of December 31, 2013 and 2012, respectively. Note 2):
Accounts payable	6,988	7,994
Accrued liabilities	220,837	168,677
Income taxes payable	21,577	13,466
Deferred revenues	49,200	36,892
Investor option liability (Note 7)	29,504
Total current liabilities	328,106	227,029
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $3,522 and $2,184 as of December 31, 2013 and 2012, respectively. Note 2):
Convertible debt (Note 18)	800,000
Deferred revenues	89,039	107,784
Other liabilities	5,080	2,220
Total long-term liabilities	894,119	110,004
Total liabilities	1,222,225	337,033
Commitments and contingencies (Note 19)
SINA shareholders' equity:
Ordinary shares: $0.133 par value; 150,000 and150,000 shares authorized; and 67,194 share issued and 66,022 share outstanding as of December 31, 2013 and 66,639 shares issued and outstanding as of December 31, 2012, respectively	8,937	8,863
Treasury stock (1,172 and nil shares as of December 31, 2013 and 2012, respectively)	(99,975)
Additional paid-in capital	777,907	736,249
Accumulated other comprehensive income	158,193	90,542
Retained earnings	346,148	301,016
Total SINA shareholders' equity	1,191,210	1,136,670
Non-controlling interests	484,408	9,203
Total shareholders' equity	1,675,618	1,145,873
Total liabilities and shareholders' equity	$ 2,897,843	$ 1,482,906